Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Commitments and Contingencies [Abstract]
Protection and indemnity insurance coverage for pollution per vessel per incident	$ 1,000,000
Commitments under Long-Term Lease Contracts [Abstract]
2025	4,100
Total	$ 4,100
Period to average index for index-linked contracts	15 days